Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2015
Financial Highlights for Limited Partner Class

Spectrum Technical

	2015	2014	2013

Net realized and unrealized gains (losses)	$1.13	$3.61	$1.07
Net investment loss	(1.25)	(1.09)	(1.23)

Increase (decrease) for the year	(0.12)	2.52	(0.16)
Net asset value per Unit, beginning of year	19.07	16.55	16.71

Net asset value per Unit, end of year	$18.95	$19.07	$16.55

Ratios to average net assets:
Net investment loss *	(6.5)%	(6.6)%	(7.5)%

Operating expenses before incentive fees	5.6%	5.9%	7.5%
Incentive fees	0.9	0.7	-

Operating expenses after incentive fees	6.5%	6.6%	7.5%

Total return:
Total return before incentive fees	0.3%	15.9%	(1.0)%
Incentive fees	(0.9)	(0.7)	-

Total return after incentive fees	(0.6)%	15.2%	(1.0)%

*	Interest income less total expenses.

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Financial Highlights for Limited Partner Class

Financial highlights for the limited partner class as a whole for the years ended December 31, 2015, 2014 and 2013 are as follows:

Spectrum Currency

	2015	2014	2013

Net realized and unrealized gains (losses)	$2.16	$1.63	$0.35
Net investment loss	(0.73)	(0.53)	(0.53)

Increase (decrease) for the year	1.43	1.10	(0.18)
Net asset value per Unit, beginning of year	8.49	7.39	7.57

Net asset value per Unit, end of year	$9.92	$8.49	$7.39

Ratios to average net assets:
Net investment loss *	(8.0)%	(7.0)%	(7.2)%

Operating expenses before incentive fees	5.1%	5.4%	6.4%
Incentive fees	2.9	1.6	0.8

Operating expenses after incentive fees	8.0%	7.0%	7.2%

Total return:
Total return before incentive fees	19.9%	16.6%	(1.6)%
Incentive fees	(3.1)	(1.7)	(0.8)

Total return after incentive fees	16.8%	14.9%	(2.4)%

*	Interest income less total expenses.

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Highlights for Limited Partner Class

Spectrum Strategic

	2015	2014	2013

Net realized and unrealized gains (losses)	$(1.51)	$0.77	$0.62
Net investment loss	(0.57)	(0.79)	(1.23)

Increase (decrease) for the year	(2.08)	(0.02)	(0.61)
Net asset value per Unit, beginning of year	13.62	13.64	14.25

Net asset value per Unit, end of year	$11.54	$13.62	$13.64

Ratios to average net assets:
Net investment loss *	(4.7)%	(5.5)%	(8.9)%

Operating expenses before incentive fees	4.7%	5.4%	9.0%
Incentive fees	-	0.1	-

Operating expenses after incentive fees	4.7%	5.5%	9.0%

Total return:
Total return before incentive fees	(15.3)%	0.0%	(4.3)%
Incentive fees	-	(0.1)	-

Total return after incentive fees	(15.3)%	(0.1)%	(4.3)%

*	Interest income less total expenses.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Financial Highlights for Limited Partner Class

Spectrum Select

	2015	2014	2013

Net realized and unrealized gains (losses)	$(0.51)	$5.34	$0.88
Net investment loss	(1.74)	(1.64)	(2.16)

Increase (decrease) for the year	(2.25)	3.70	(1.28)
Net asset value per Unit, beginning of year	30.18	26.48	27.76

Net asset value per Unit, end of year	$27.93	$30.18	$26.48

Ratios to average net assets:
Net investment loss *	(5.8)%	(6.3)%	(7.9)%

Operating expenses before incentive fees	5.8%	6.3%	8.0%
Incentive fees	-	-	-

Operating expenses after incentive fees	5.8%	6.3%	8.0%

Total return:
Total return before incentive fees	(7.5)%	14.0%	(4.6)%
Incentive fees	-	-	-

Total return after incentive fees	(7.5) %	14.0%	(4.6)%

*	Interest income less total expenses.